REVENUE AND EXPENSES (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Disclosure of Groups revenues

	06/30/2024	06/30/2023
Online sports betting	44,359	36,296
Online casino wagering	57,709	38,339
Others	40	-
Total	102,108	74,635

Disclosure of geographical revenue

	06/30/2024	06/30/2023
Spain	44,130	35,941
Mexico	49,187	31,959
Colombia	5,883	4,659
Argentina	1,475	-
Panama	-	1,270
Others	1,432	806
Total	102,108	74,635

Disclosure personnel expenses

	06/30/2024	06/30/2023
Wages, salaries and similar	6,071	5,374
Social security contributions payable by Codere Online	841	586
Other social contributions	2,524	2,834
Total	9,436	8,794

Disclosure of depreciation and amortization

	06/30/2024	06/30/2023
Depreciation of property, plant and equipment	65	47
Amortization of intangible assets	6	-
Amortization of right-of-use assets	27	-
Total	98	47

Disclosure of other operating expenses

	06/30/2024	06/30/2023
Gambling taxes	10,174	7,580
Leases	237	257
Utilities, repairs and maintenance	550	667
Professional services and other expenses	32,145	30,186
Casino license royalties	3,965	3,018
Marketing expenses	43,874	35,393
Total	90,945	77,101

Disclosure of finance income cost

	06/30/2024	06/30/2023
Interest Income/(Expenses)	296	1,136
Exchange rate impact	(2,300)	2,844
Effect of inflation on results	5,916	4,251
Changes in fair value	(5,754)	334
Short term investment gain	895	-
Others	(10)	-
Total	(958)	8,565

Disclosure of basic and diluted earnings per share

	06/30/2024	06/30/2023
Net income/(loss) attributable to the equity holders of the Parent (thousand euros)	(252)	(305)
Weight average number of shares outstanding:
Basic	45,467,217	45,467,217
Diluted	45,467,217	45,467,217
Basic earnings per share (euros)	(0.006)	(0.007)
Diluted earnings per share (euros)	(0.006)	(0.007)